UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: January 31
Date of reporting period: April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 50%
FORM N-Q
APRIL 30, 2008

Legg Mason Partners Variable Lifestyle Allocation 85%

Schedules of Investments (unaudited)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
461,627	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$8,720,130
193,136	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	4,080,957
	Legg Mason Partners Equity Trust:
109,570	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	12,504,129
293,725	Legg Mason Partners Appreciation Fund, Class I Shares	4,402,941
815,725	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	8,410,123
355,625	Legg Mason Partners Large Cap Growth Fund, Class I Shares *	8,727,026
215,334	Legg Mason Partners Mid Cap Core Fund, Class I Shares	4,422,967
418,107	Legg Mason Partners Small Cap Growth Fund, Class I Shares	6,794,247
133,970	Legg Mason Value Trust, Inc., Institutional Class Shares	7,965,853
605,628	The Royce Fund — Royce Value Fund, Institutional Class Shares	6,740,639
	Western Asset Funds, Inc.:
571,931	Western Asset Absolute Return Portfolio, Institutional Class Shares	5,673,551
395,110	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	3,951,104
450,670	Western Asset High Yield Portfolio, Institutional Class Shares	4,376,007

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $82,200,124)	86,769,674

Face
Amount

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$263,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity- $263,014; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/03/08 to 9/16/13; Market value — $268,261) (Cost — $263,000)	263,000

	TOTAL INVESTMENTS — 99.9% (Cost — $82,463,124#)	87,032,674
	Other Assets in Excess of Liabilities — 0.1%	85,547

	TOTAL NET ASSETS — 100.0%	$87,118,221

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Lifestyle Allocation 70%

Schedules of Investments (unaudited)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.5%
407,390	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$7,695,595
	Legg Mason Partners Equity Trust:
86,108	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	9,826,702
708,088	Legg Mason Partners Appreciation Fund, Class I Shares	10,614,233
704,788	Legg Mason Partners Fundamental Value Fund, Class I Shares	10,635,249
727,592	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	7,501,479
259,757	Legg Mason Partners Mid Cap Core Fund, Class I Shares	5,335,403
330,658	Legg Mason Partners Small Cap Growth Fund, Class I Shares	5,373,197
161,045	Legg Mason Value Trust, Inc., Institutional Class Shares	9,575,733
491,047	The Royce Fund — Royce Value Fund, Institutional Class Shares	5,465,351
	Western Asset Funds, Inc.:
1,186,503	Western Asset Absolute Return Portfolio, Institutional Class Shares	11,770,111
1,482,979	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	14,829,790
542,533	Western Asset High Yield Portfolio, Institutional Class Shares	5,267,991

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $104,993,492)	103,890,834

Face
Amount

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$439,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity- $439,024; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $447,781) (Cost — $439,000)	439,000

	TOTAL INVESTMENTS — 99.9% (Cost — $105,432,492#)	104,329,834
	Other Assets in Excess of Liabilities — 0.1%	138,728

	TOTAL NET ASSETS — 100.0%	$104,468,562

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Lifestyle Allocation 50%

Schedules of Investments (unaudited)	April 30, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
493,604	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$9,324,181
	Legg Mason Partners Equity Trust:
108,646	Legg Mason Partners Aggressive Growth Fund, Class I Shares *	12,398,643
913,635	Legg Mason Partners Appreciation Fund, Class I Shares	13,695,389
903,300	Legg Mason Partners Fundamental Value Fund, Class I Shares	13,630,801
878,681	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	9,059,206
478,627	Legg Mason Partners Mid Cap Core Fund, Class I Shares	9,830,994
411,752	Legg Mason Partners Small Cap Growth Fund, Class I Shares	6,690,960
207,824	Legg Mason Value Trust, Inc., Institutional Class Shares	12,357,214
588,250	The Royce Fund — Royce Value Fund, Institutional Class Shares	6,547,223
	Western Asset Funds, Inc.:
2,728,945	Western Asset Absolute Return Portfolio, Institutional Class Shares	27,071,130
5,523,295	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	55,232,952
1,398,780	Western Asset High Yield Portfolio, Institutional Class Shares	13,582,155

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $193,848,388)	189,420,848

Face
Amount

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$700,000	Interest in $1,193,117,000 joint tri-party repurchase agreement dated 4/30/08 with Greenwich Capital Markets Inc., 1.950% due 5/1/08; Proceeds at maturity — $700,038; (Fully collateralized by various U.S. government agency obligations, 2.510% to 7.250% due 11/13/08 to 9/16/13; Market value — $714,002) (Cost — $700,000)	700,000

	TOTAL INVESTMENTS — 99.8% (Cost — $194,548,388#)	190,120,848
	Other Assets in Excess of Liabilities — 0.2%	369,686

	TOTAL NET ASSETS — 100.0%	$190,490,534

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective February 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited)(continued)
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Lifestyle Allocation 85%

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$87,032,674	—	$87,032,674	—
Lifestyle Allocation 70%

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$104,329,834	—	$104,329,834	—
Lifestyle Allocation 50%

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	4/30/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$190,120,848	—	$190,120,848	—
3. Investments
At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation/(Depreciation)

Legg Mason Partners Variable Lifestyle Allocation 85%	$11,069,064	$(6,499,514)	$4,569,550
Legg Mason Partners Variable Lifestyle Allocation 70%	6,890,967	(7,993,625)	(1,102,658)
Legg Mason Partners Variable Lifestyle Allocation 50%	7,304,708	(11,732,248)	(4,427,540)

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: June 23, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: June 23, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: June 23, 2008